Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per share [abstract]
Schedule of Earnings Per Share

	Jun 30, 2026	Jun 30, 2025
Earnings per share for loss from continuing operations
Loss after income tax attributable to the owners of NOVONIX Limited	$(23,582,909)	$(17,461,027)

	Shares	Shares
Weighted average number of shares used in calculating basic and diluted net loss per share	865,492,073	628,041,079

Basic earnings per share	$(0.03)	$(0.03)
Diluted earnings per share	$(0.03)	$(0.03)